10. DERIVATIVE LIABILITY - WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
10. DERIVATIVE LIABILITY - WARRANTS

The aggregate fair value of warrants issued, under which an aggregate of the 3,565,720 shares of the Company’s common stock may be purchased, in connection with the initial and second closings of the PPO total $343,105 of which $331,833 related to Investor Warrants and $11,272 related to Broker Warrants.

The Company used a Monte Carlo simulation to estimate the fair value of the warrants. In order to estimate the fair value of the anti-dilution feature, the Company estimated the potential impact of future financing needs on the warrants. A Monte Carlo simulation is a method used to iteratively calculate the value of the warrants using simulated stock price paths over the life of the warrants. A summary of the assumptions used to estimate the fair value of the warrants including the anti-dilution feature as of March 31, 2014 and December 31, 2013 is as follows:

	March 31,	December 31,
	2014	2013
Investor Warrants
Implied starting stock price	$0.42	$0.42
Volatility	55%	55%
Drift	0.75%	0.75%
Exercise price	$0.75	$0.75
Minimum exercise price	$0.01	$0.01
Warrant shares	3,472,720	3,098,736
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,642,720	34,268,736

	March 31,	December 31,
	2014	2013
Broker Warrants
Implied starting stock price	$0.39	$0.42
Volatility	55%	55%
Drift	0.75%	0.75%
Exercise price	$0.50	$0.50
Minimum exercise price	$0.01	$0.01
Warrant shares	93,000	77,500
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,642,720	34,268,736

The fair value of the warrants issued was recorded in accordance with FASB ASC Topic 815-40, Contracts in Entity’s Own Equity. Accordingly, the Company determined that the fair value of the warrants represented a liability because the warrants have an anti-dilution restriction. The fair value of the warrants is recalculated each reporting period with the change in value taken as other income or expense in the Statement of Operations. A summary of the status of the warrant liabilities as of March 31, 2014 and December 31, 2013 and change during the three month period ended March 31, 2014 is as follows:

	December 31, 2013 Fair Value of Warrant Liability	Fair Value of Warrants Issued in the three months ended March 31, 2014	Realized (Gain)/ Loss on change in fair value of Warrant Liabilities	March 31, 2014 Fair Value of Warrant Liability
Investor Warrants	294,298	35,358	(14,874)	314,782
Broker Warrants	9,364	1,854	(390)	10,828
Total	303,662	37,212	(15,264)	325,610

The aggregate fair value of the warrants issued, under which an aggregate of the 3,176,236 shares of the Company’s common stock may be purchased, in connection with the initial closing of the PPO was $ 305,893, of which $ 296,475 related to Investor Warrants and $ 9,418 related to Broker Warrants.

The Company used a Monte Carlo simulation to estimate the fair value of the warrants. In order to estimate the fair value of the anti-dilution feature, the Company estimated the potential impact of future financing needs on the warrants. A Monte Carlo simulation is a method used to iteratively calculate the value of the warrants using simulated stock price paths over the life of the warrants. A summary of the assumptions used to estimate the fair value of the warrants including the anti-dilution feature as of the initial measurement date of December 6, 2013 and December 31, 2013 is as follows:

Unit Price: $ 0.50

Volatility: 55%

Risk-free Rate: 0.64% & 0.75%

Maturity: December 5, 2016

Estimated Financing Needs: $ 5 to $ 10 million throughout life of warrants

	December 6,	December 31,
	2013	2013
Warr Investor Warrants
Implied starting stock price	$0.42	$0.42
Volatility	55%	55%
Drift	0.64%	0.75%
Exercise price	$0.75	$0.75
Minimum exercise price	$0.01	$0.01
Warrant shares	3,098,736	3,098,736
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,268,736	34,268,736

	December 6,	December 31,
	2013	2013
Bro Broker Warrants
Implied starting stock price	$0.39	$0.42
Volatility	55%	55%
Drift	0.64%	0.75%
Exercise price	$0.50	$0.50
Minimum exercise price	$0.01	$0.01
Warrant shares	77,500	77,500
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,268,736	34,268,736

The fair value of the warrants issued was recorded in accordance with FASB ASC Topic 815-40, Contracts in Entity’s Own Equity. Accordingly, the Company determined that the fair value of the warrants represented a liability because the warrants have an anti-dilution restriction. The fair value of the warrants is recalculated each reporting period with the change in value taken as other income or expense in the Statement of Operations. A summary of the status of the warrant liabilities as of the issuance date on December 6, 2013 and changes during the period ended December 31, 2013 is as follows:

	December 6,	December 31,	Realized
	2013	2013	Gain/(Loss)
			on change
	Fair Value of Warrants Liabilities	Fair Value of Warrants Liabilities	in Warrant Liabilites

Investor Warrants	$296,475	$294,298	$2,177

Broker Warrants	9,418	9,364	54

Cumulative translation adjustment	-	-	(890)
	$305,893	$303,662	$1,341